[Atlas Funds logo]

              FROM THE OFFICE OF MARION O. SANDLER
              Chairman of the Board and Chief Executive Officer

              Dear Valued Policyholder,

                  We are pleased to report that the BALANCED GROWTH PORTFOLIO in your ATLAS PORTFOLIO BUILDER VARIABLE ANNUITY produced a solid 6.51% total return for the first half of 2000.(1) By comparison, the Dow Jones Industrial Average fell 9.1% during the same time period. Additionally, BALANCED GROWTH placed in the top 3% of its peers in Morningstar's Domestic Hybrid category for the 12 months ended June 30.(2)

                  The BALANCED GROWTH PORTFOLIO is a "fund of funds" that seeks long-term growth of capital and moderate current income. Assets are allocated in as many as eight Atlas stock, bond, and money market funds. The portfolio's manager seeks to maintain a stock, bond, and cash ratio of approximately 60%, 30%, and 10%, respectively (adjusting proportions in response to various market conditions). At the end of June, the portfolio held 62% stocks, 22% bonds, and 16% cash, with assets invested in the underlying Atlas Funds as follows:

                    Atlas Funds                          % of Investments
                    -----------                          ----------------
                    Global Growth                              25.1%
                    Strategic Growth                           16.1
                    Growth and Income                          15.7
                    Balanced                                   10.9
                    Strategic Income                            9.0
                    Emerging Growth                             9.0
                    U.S. Government and Mortgage
                      Securities                                9.0
                    U.S. Treasury Money                         5.2
                                                              ------
                    Total                                     100.0%

              (1) Annual total return for the year ended 6/30/00 was 28.79% and since inception on 9/30/97 was 16.82%. Total returns do not include surrender charges or insurance charges for the variable annuity, but do include fund operating expenses.

              (2) Morningstar is an independent agency that rates mutual funds and variable annuity portfolios. As of 6/30/00, there were 673 portfolios in the Domestic Hybrid category.

                                 The Economy And The Markets

                  The U.S. economy maintained strong growth during the first half of 2000, although at a more moderate rate than during the fourth quarter 1999. Unemployment remained low, closing out the second quarter at 4.0%.

                  In its quest to slow the economy, the Federal Reserve's Open
              Market Committee continued to increase interest rates. Following three hikes in 1999, the Federal Reserve raised the overnight federal funds rate by one-quarter percent in February and again in March and by one-half percent in May, resulting in a 9-year high of 6.5% by the end of the second quarter.

                  During the spring, rising interest rates, combined with stock market corrections, began to have an impact. For the first time in two years, retail sales posted back-to-back declines in April and May. Sales of existing homes and autos also eased. By the end of the second quarter, it appeared that the red-hot economy was finally slowing.

                  It was a volatile period for the stock markets, particularly the technology-heavy Nasdaq. The Nasdaq began the year at 4,069, surged above 5,000 in March, then fell over 37% to a low of 3,164 in May, before recovering to 3,966 by the end of June. Although the index had a net loss of 2.5% for the first half, it maintained a gain of nearly 48% for the 12-month period. The Dow also had its ups and downs, posting negative returns for both quarters. Many stocks, particularly in the technology sector, had reached prices that were considered excessive by historical standards. Profit taking set in as investors became fearful about the impact of rising interest rates on corporate profits and lost patience with the high-flying "dot-coms," many of which had no earnings. A comforting aspect of the sell-off was that money didn't leave the market, but rather moved into more attractively priced sectors that had been overlooked for some time.

                  In the bond market, short-term rates responded to Federal
              Reserve tightening, and yields on 6-month Treasury bills rose from 5.73% at the beginning of the year to 6.22% on June 30. In contrast, prices on longer-term Treasuries rallied and yields fell as the government bought back bonds to reduce the national debt, and inflationary expectations began to ease. Yields on 30-year Treasury bonds fell from 6.48% at yearend 1999 to 5.90% at the end of second quarter.

                  On June 30, the outlook for the rest of the year remained
              uncertain. The labor market continued to be tight and retail inflation, as measured by the Consumer Price Index, was running at an annualized rate of 3.5%, compared to 1.7% in 1998 and 2.8% in 1999. The Federal Reserve was keeping its options open, citing concerns about future inflationary pressures.

                                      Portfolio Review

                  The BALANCED GROWTH PORTFOLIO withstood the market volatility of the first half of the year reasonably well, as evidenced by its 6.51% return for the period. During this time, there was only one major change in the asset allocation of the portfolio, which was the shift of some of the assets invested in the Growth and Income Fund to the Balanced Fund. The level of investment in the Emerging Growth Fund also changed, decreasing slightly.

                      The Annuities You Want From the People You Trust

                  As a sister company of World Savings and a member of the $50 billion-strong Golden West Financial Corporation, Atlas is dedicated to providing you the quality products, personal service, and caring professional advice you've come to expect from World. Your Atlas Representative will be happy to answer any questions you have about your annuity, provide you with information about Atlas Funds, or conduct a complimentary review of your investment portfolio. For an appointment, simply call 1-800-933-ATLAS (1-800-933-2852).

                  We appreciate the trust you've placed in Atlas, and look
              forward to serving your financial needs for many years to come.

              Sincerely,

              /s/ Marion O. Sandler
              Marion O. Sandler
              Chairman of the Board and Chief Executive Officer

Atlas Balanced Growth Portfolio

Statement of Net Assets                                June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

INVESTMENTS: (99.78%)
  Investment in Atlas Funds, at identified cost.............                                         $16,592,344
                                                                                                       ---------
                                                                                                       ---------

                                                                                  Percent of
                                                                 Shares           Net Assets
                                                                ---------         ----------
  Investment in Atlas Funds, at value:
    U.S. Government and Mortgage Securities Fund............      182,429            8.95%           $ 1,753,145
    Strategic Income Fund...................................      389,264            9.03              1,767,258
    Balanced Fund...........................................      170,945           10.88              2,129,970
    Growth and Income Fund..................................      109,974           15.68              3,069,361
    Strategic Growth Fund...................................      133,141           16.04              3,139,468
    Global Growth Fund......................................      232,826           25.04              4,903,326
    Emerging Growth Fund....................................       99,991            8.97              1,755,846
    U.S. Treasury Money Fund................................    1,016,407            5.19              1,016,407
                                                                                                       ---------
                                                                                                      19,534,781
                                                                                                       ---------
OTHER ASSETS AND LIABILITIES: (0.22%)
  Other assets..............................................                                              93,191
  Liabilities...............................................                                             (50,717)
                                                                                                       ---------
  Total other assets and liabilities........................                                              42,474
                                                                                                       ---------
NET ASSETS (100.00%)........................................                                         $19,577,255
                                                                                                       ---------
                                                                                                       ---------
NET ASSETS CONSIST OF:
  Unrealized appreciation...................................                                         $ 2,942,437
  Accumulated net realized loss.............................                                            (302,590)
  Undistributed net investment income.......................                                             438,918
  Paid in capital...........................................                                          16,498,490
                                                                                                       ---------
NET ASSETS..................................................                                         $19,577,255
                                                                                                       ---------
                                                                                                       ---------
NET ASSET VALUE PER SHARE:
  Net assets................................................                                         $19,577,255
  Beneficial interest shares outstanding....................                                           1,573,526
                                                                                                       ---------
                                                                                                       ---------
  Net asset value per share.................................                                         $     12.44
                                                                                                       ---------
                                                                                                       ---------

      The accompanying notes are an integral part of these financial statements.

Atlas Balanced Growth Portfolio

Statement of Operations       for the six months ended June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Distribution income from Atlas Funds....................    $  173,508
    Interest................................................           697
                                                                  --------
  Total income..............................................       174,205
                                                                  --------
  Expenses:
    Transfer agency fees and expenses.......................        24,854
    Management fees (Note 5)................................        21,815
    Custodian fees and expenses.............................        15,326
    Accounting and legal fees...............................         5,868
    Printing and postage....................................         4,099
    Amortization of organization costs (Note 2).............         2,516
    Trustees' fees..........................................           287
    Other...................................................            29
                                                                  --------
  Gross expenses............................................        74,794
    Waiver of management fees...............................       (21,815)
    Expense reimbursement...................................        (9,349)
                                                                  --------
  Net expenses..............................................        43,630
                                                                  --------
  Net investment income.....................................       130,575
                                                                  --------
REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS:
  Realized gain:
    Proceeds from sales.....................................     4,610,250
    Cost of securities sold.................................     4,145,839
                                                                  --------
  Net realized gain.........................................       464,411
                                                                  --------
  Unrealized appreciation:
    Beginning of period.....................................     2,504,261
    End of period...........................................     2,942,437
                                                                  --------
  Unrealized appreciation...................................       438,176
                                                                  --------
  Net realized gain and unrealized appreciation of
    investments.............................................       902,587
                                                                  --------
  Net increase in net assets resulting from operations......    $1,033,162
                                                                  --------
                                                                  --------

      The accompanying notes are an integral part of these financial statements.

Atlas Balanced Growth Portfolio

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                    2000(2)
                                                                  (unaudited)        1999(3)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
  Net investment income.....................................      $  130,575       $ 1,593,642
  Net realized gain on investments..........................         464,411           328,103
  Net change in unrealized appreciation on investments......         438,176         1,658,121
                                                                  ----------         ---------
  Net increase in net assets resulting from operations......       1,033,162         3,579,866
                                                                  ----------         ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS:
  Distributions from net investment income..................              --        (1,594,110)
  Distributions from net realized gain on investments.......              --          (308,565)
                                                                  ----------         ---------
  Total distributions paid to shareholders..................              --        (1,902,675)
                                                                  ----------         ---------
BENEFICIAL INTEREST SHARE TRANSACTIONS:(1)
  Proceeds from shares sold.................................       3,434,236         2,094,550
  Proceeds from shares issued in reinvestment of
    distributions...........................................              --         1,902,675
  Cost of shares repurchased................................        (668,206)       (2,456,007)
                                                                  ----------         ---------
  Net increase in net assets resulting from beneficial
    interest share transactions.............................       2,766,030         1,541,218
                                                                  ----------         ---------
  Net increase in net assets................................       3,799,192         3,218,409
NET ASSETS:
  Beginning of period.......................................      15,778,063        12,559,654
                                                                  ----------         ---------
  End of period.............................................      $19,577,255      $15,778,063
                                                                  ----------         ---------
                                                                  ----------         ---------

(1) Share Transactions:
    Sold....................................................         278,141           192,950
    Issued in reinvestment of dividends.....................              --           162,900
    Redeemed................................................         (55,156)         (229,917)
                                                                  ----------         ---------
  Net increase in shares outstanding........................         222,985           125,933
                                                                  ----------         ---------
                                                                  ----------         ---------

(2) For the six months ended June 30, 2000.

(3) For the year ended December 31, 1999.

      The accompanying notes are an integral part of these financial statements.

Atlas Balanced Growth Portfolio

Financial Highlights       selected data for a share outstanding throughout each
period
--------------------------------------------------------------------------------

                                                                  2000(1)           1999(2)         1998(2)         1997(3)
                                                                (unaudited)
Net asset value, beginning of period........................      $ 11.68           $ 10.26         $  9.33         $10.00
                                                                 --------            ------          ------         ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................         0.09              1.34            0.58           0.55
  Net realized and unrealized gain (loss) on investments....         0.67              1.68            0.61          (0.68)
                                                                 --------            ------          ------         ------
  Total from investment operations..........................         0.76              3.02            1.19          (0.13)
                                                                 --------            ------          ------         ------
LESS DISTRIBUTIONS:
  Distributions from net investment income..................           --             (1.34)          (0.26)         (0.54)
  Distributions from net realized gain on investments.......           --             (0.26)             --             --
                                                                 --------            ------          ------         ------
  Total distributions.......................................           --             (1.60)          (0.26)         (0.54)
                                                                 --------            ------          ------         ------
Net asset value, end of period..............................      $ 12.44           $ 11.68         $ 10.26         $ 9.33
                                                                 --------            ------          ------         ------
                                                                 --------            ------          ------         ------
Total return, aggregate(4)..................................         6.51%            29.41%          12.70%         -1.28%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................      $19,577           $15,778         $12,560         $3,512
  Ratio of expenses to average net assets:(5)
    Before expense waivers and reimbursement................         0.86%             0.95%           1.34%          2.82%
    After expense waivers and reimbursement.................         0.50%             0.50%           0.50%          0.50%
  Ratio of net investment income to average net assets(5)...         1.49%            12.40%           6.73%         38.25%
  Portfolio turnover rate...................................        26.60%            65.84%         114.79%          1.49%

(1) For the six months ended June 30, 2000.

(2) For the year ended December 31.

(3) For the period September 30, 1997 (inception of operations) to December 31, 1997.

(4) Total return assumes purchase at net asset value at the beginning of the period.

(5) Annualized when the period presented is less than one year.

      The accompanying notes are an integral part of these financial statements.

Atlas Balanced Growth Portfolio

Notes to Financial Statements                          June 30, 2000 (unaudited)
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

  Atlas Insurance Trust (the "Trust") is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company. The Trust offers a choice of investment portfolios to investors through the purchase of variable annuity and variable life policies which fund insurance company separate accounts. The Trust is a series company currently offering only the Atlas Balanced Growth Portfolio (the "Portfolio"). The Portfolio, which has as its investment objective long-term growth of capital and moderate income, invests among eight diversified Atlas mutual funds (Class A shares) including the U.S. Treasury Money Fund, the U.S. Government and Mortgage Securities Fund, the Strategic Income Fund, the Balanced Fund, the Growth and Income Fund, the Strategic Growth Fund, the Global Growth Fund, and the Emerging Growth Fund (the "Atlas Funds"). Since the Portfolio invests in shares of a limited number of mutual funds, it is a "nondiversified" investment company under the 1940 Act. The Portfolio, however, intends to qualify as a diversified investment company under provisions of the Internal Revenue Code. Additional diversification requirements under Internal Revenue Code Section 817(h) are imposed on the Portfolio because the Trust is an investment medium for variable annuity contracts.

  The following is a summary of significant accounting policies consistently used by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

  a. Investment Valuation: Investments are valued at the net asset value of each underlying Atlas Fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. eastern time) on each day the Exchange is open for trading.

  b. Federal Income Taxes: It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

  c. Security Transactions: As is common in the industry, security transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes.

  d. Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Dividends, representing distributions from Atlas Funds, are recorded on the ex-dividend date. Distributions of capital gains, if any, will normally be declared and paid once a year.

  e. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

2. UNAMORTIZED ORGANIZATION COSTS

  The Trust was organized by Golden West Financial Corporation ("Golden West Financial"). On July 30, 1997, the Trust sold and issued to Golden West Financial 10,000 shares of beneficial interest ("Initial Shares"). Organization costs of $25,156 incurred by the Trust have been deferred and are being amortized on a straight line basis over a period of five years from October 1997. If any of the Initial Shares are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemption.

3. UNREALIZED APPRECIATION/DEPRECIATION -- TAX BASIS

  As of June 30, 2000, unrealized appreciation of investment securities for federal income tax purposes was $2,458,812 consisting of unrealized gains of $3,208,384 and unrealized losses of $749,572. Cost of securities for federal income tax purposes was $17,075,969.

4. PURCHASES AND SALES OF SECURITIES

  During the six months ended June 30, 2000, the Portfolio purchased $7,504,773 of investment securities and sold $4,610,250 of investment securities.

5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

  Atlas Advisers, Inc. (the "Adviser") provides portfolio management services to the Portfolio, the Atlas U.S. Treasury Money Fund and the Atlas U.S. Government and Mortgage Securities Fund and, with respect to the other underlying Atlas Funds, supervises the provision of similar services by OppenheimerFunds, Inc. (the "Subadviser"). The Adviser is responsible for providing or overseeing all aspects of the Portfolio's day-to-day operations and implementing the Portfolio's investment programs. The Portfolio pays a fee for management and administrative services to the Adviser. The management fee is based on an annual rate of .25% of the Portfolio's average daily net assets. The Adviser has agreed to reduce its fee and assume expenses of the Portfolio to the extent necessary to limit the Portfolio's total direct operating expenses to .50%. Due to the voluntary expense waiver in effect during the six months ended June 30, 2000, the management fees due the Adviser were reduced by $21,815. The Adviser also absorbed $9,349 of other Fund expenses during the period.

  Atlas Securities, Inc. (the "Distributor") acts as principal underwriter of the Portfolio's shares. The Adviser and Distributor are wholly owned subsidiaries of Golden West Financial. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser, the Distributor and the Atlas Funds.

  At June 30, 2000, Golden West Financial owned 116,324 Class A shares of Emerging Growth Fund.